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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08261

MEMBERS Mutual Funds
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison Asset Management, LLC
General Counsel and Chief Legal Officer

550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

 A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

MEMBERS(R) Mutual Funds
Quarterly Portfolio Holdings Report
July 31, 2012

CONSERVATIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND
CASH RESERVES FUND
BOND FUND
HIGH INCOME FUND
DIVERSIFIED INCOME FUND
EQUITY INCOME FUND
LARGE CAP VALUE FUND
LARGE CAP GROWTH FUND
MID CAP FUND
SMALL CAP FUND
INTERNATIONAL STOCK FUND

MEMBERS Mutual Funds | July 31, 2012

Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.8%
Bond Funds - 65.5%
Franklin Floating Rate Daily Access Fund Advisor Class		375,930	$3,390,890
Madison Investment Grade Corporate Bond Fund (A)		299,004	3,498,348
Madison Mosaic Institutional Bond Fund (A)		396,157	4,472,615
MEMBERS Bond Fund Class Y (A)		570,578	6,122,302
MEMBERS High Income Fund Class Y (A)		587,626	4,160,389
Metropolitan West Total Return Bond Fund Class I		584,857	6,345,698
PIMCO Investment Grade Corporate Bond Fund Institutional Class		443,771	4,939,171
PIMCO Total Return Fund Institutional Class		553,189	6,345,076

			39,274,489
Foreign Bond Funds - 4.8%
TCW Emerging Markets Income Fund		264,165	2,382,768
Templeton Global Bond Fund Advisor Class		36,569	478,687

			2,861,455
Foreign Stock Funds - 4.2%
IVA Worldwide Fund		41,187	641,282
MEMBERS International Stock Fund Class Y (A)		144,401	1,482,995
Vanguard FTSE All-World Ex-U.S. Index Fund ETF		10,104	416,083

			2,540,360
Money Market Funds - 1.3%
State Street Institutional U.S. Government Money Market Fund		808,593	808,593

Stock Funds - 24.0%
iShares S&P 100 Index Fund ETF		49,313	3,141,731
Madison Mosaic Disciplined Equity Fund (A)		212,495	2,911,176
MEMBERS Equity Income Fund Class Y (A)		294,522	2,862,754
MEMBERS Large Cap Growth Fund Class Y (A)		138,620	2,350,989
MEMBERS Large Cap Value Fund Class Y (A)		225,316	3,089,088

			14,355,738

TOTAL INVESTMENTS - 99.8% ( Cost $56,384,393 )			59,840,635
NET OTHER ASSETS AND LIABILITIES - 0.2%			117,828

TOTAL NET ASSETS - 100.0%			$59,958,463

(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2012

Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.5%
Bond Funds - 39.8%
Franklin Floating Rate Daily Access Fund Advisor Class		563,716	$5,084,722
Madison Mosaic Institutional Bond Fund (A)		511,896	5,779,305
MEMBERS Bond Fund Class Y (A)		1,036,120	11,117,571
MEMBERS High Income Fund Class Y (A)		1,179,111	8,348,109
Metropolitan West Total Return Bond Fund		1,095,893	11,890,443
PIMCO Investment Grade Corporate Bond Fund Institutional Class		699,380	7,784,105

			50,004,255
Foreign Bond Funds - 3.9%
TCW Emerging Markets Income Fund		487,296	4,395,413
Templeton Global Bond Fund Advisor Class		38,548	504,594

			4,900,007
Foreign Stock Funds - 8.5%
IVA Worldwide Fund		116,412	1,812,537
Matthews Asian Growth and Income Fund Institutional Shares		111,506	1,874,408
MEMBERS International Stock Fund Class Y (A)		195,599	2,008,803
NorthRoad International Fund Class Y (A)		421,590	3,988,243
Vanguard FTSE All-World Ex-U.S. Index Fund ETF		23,224	956,364

			10,640,355
Money Market Funds - 1.6%
State Street Institutional U.S. Government Money Market Fund		1,947,758	1,947,758

Stock Funds - 46.7%
iShares S&P 100 Index Fund ETF		120,307	7,664,759
iShares S&P Global Energy Sector Index Fund ETF		17,480	649,382
Madison Mosaic Disciplined Equity Fund (A)		712,089	9,755,620
MEMBERS Equity Income Fund Class Y (A)		456,031	4,432,623
MEMBERS Large Cap Growth Fund Class Y (A)		526,781	8,934,212
MEMBERS Large Cap Value Fund Class Y (A)		727,759	9,977,571
MEMBERS Mid Cap Fund Class Y (A) *		685,238	5,009,087
MEMBERS Small Cap Fund Class Y (A)		217,304	2,459,885
Schwab Fundamental U.S. Large Company Index Fund		438,214	4,487,314
Vanguard Health Care ETF		15,086	1,046,667
Yacktman Fund/The		231,059	4,263,047

			58,680,167

TOTAL INVESTMENTS - 100.5% ( Cost $115,659,640 )			126,172,542
NET OTHER ASSETS AND LIABILITIES - (0.5%)			(623,314)

TOTAL NET ASSETS - 100.0%			$125,549,228

*	Non-income producing.
(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2012

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 101.1%
Bond Funds - 16.3%
MEMBERS High Income Fund Class Y (A)		352,402	$2,495,007
Metropolitan West Total Return Bond Fund Class I		310,772	3,371,876
PIMCO Investment Grade Corporate Bond Fund Institutional Class		116,347	1,294,942

			7,161,825
Foreign Bond Funds - 2.2%
TCW Emerging Markets Income Fund		107,653	971,029

Foreign Stock Funds - 12.3%
IVA Worldwide Fund		49,939	777,548
Matthews Asian Growth and Income Fund Institutional Shares		69,307	1,165,045
MEMBERS International Stock Fund Class Y (A)		87,385	897,445
NorthRoad International Fund Class Y (A)		171,278	1,620,292
Vanguard FTSE All-World Ex-U.S. Index Fund ETF		23,525	968,759

			5,429,089
Money Market Funds - 1.9%
State Street Institutional U.S. Government Money Market Fund		833,881	833,881

Stock Funds - 68.4%
iShares S&P 100 Index Fund ETF		56,944	3,627,902
iShares S&P Global Energy Sector Index Fund ETF		11,753	436,624
Madison Mosaic Disciplined Equity Fund (A)		382,489	5,240,102
MEMBERS Equity Income Fund Class Y (A)		108,384	1,053,494
MEMBERS Large Cap Growth Fund Class Y (A)		246,197	4,175,494
MEMBERS Large Cap Value Fund Class Y (A)		361,814	4,960,465
MEMBERS Mid Cap Fund Class Y (A) *		476,676	3,484,503
MEMBERS Small Cap Fund Class Y (A)		94,272	1,067,161
Schwab Fundamental U.S. Large Company Index Fund		263,744	2,700,734
Vanguard Health Care ETF		10,899	756,173
Vanguard Information Technology ETF		6,418	443,420
Yacktman Fund/The		119,403	2,202,983

			30,149,055

TOTAL INVESTMENTS - 101.1% ( Cost $40,105,326 )			44,544,879
NET OTHER ASSETS AND LIABILITIES - (1.1%)			(486,757)

TOTAL NET ASSETS - 100.0%			$44,058,122

*	Non-income producing.
(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2012

Cash Reserves Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 96.2%
Fannie Mae - 28.4%
1.750%, 8/10/12	$650,000	$650,255
0.115%, 8/15/12 (A)	150,000	149,993
0.101%, 8/29/12 (A)	700,000	699,945
0.122%, 8/31/12 (A)	250,000	249,975
0.137%, 9/5/12 (A)	250,000	249,967
0.132%, 9/10/12 (A)	200,000	199,971
4.375%, 9/15/12	200,000	201,023
0.132%, 9/19/12 (A)	200,000	199,965
0.127%, 10/3/12 (A)	500,000	499,891
0.142%, 10/17/12 (A)	400,000	399,880
0.142%, 10/25/12 (A)	100,000	99,967

		3,600,832
Federal Farm Credit Banks - 3.9%
4.480%, 8/24/12	125,000	125,342
4.700%, 10/11/12	110,000	110,961
3.650%, 10/15/12	125,000	125,886
5.350%, 10/24/12	125,000	126,481

		488,670
Federal Home Loan Bank - 33.8%
0.122%, 8/1/12	200,000	200,000
0.142%, 8/8/12 (A)	150,000	149,996
0.132%, 8/10/12 (A)	250,000	249,992
2.500%, 8/10/12	100,000	100,054
0.119%, 8/17/12 (A)	200,000	199,990
0.119%, 8/17/12 (A)	200,000	199,989
0.107%, 8/22/12 (A)	300,000	299,982
0.220%, 8/22/12	300,000	300,011
0.300%, 8/23/12	300,000	300,027
0.200%, 8/28/12	150,000	150,004
0.101%, 8/29/12 (A)	100,000	99,992
0.220%, 9/12/12	500,000	500,041
4.500%, 9/14/12	650,000	653,370
0.132%, 9/24/12 (A)	176,000	175,966
1.625%, 9/26/12	295,000	295,653
0.132%, 10/2/12 (A)	300,000	299,933
0.140%, 10/10/12 (A)	100,000	99,975

		4,274,975
Freddie Mac - 22.2%
0.122%, 8/6/12 (A)	250,000	249,996
0.122%, 8/13/12 (A)	100,000	99,996
5.000%, 8/15/12	105,000	105,194
0.091%, 8/20/12 (A)	600,000	599,972
5.500%, 8/20/12	500,000	501,385
0.107%, 8/27/12 (A)	100,000	99,993
2.125%, 9/21/12	450,000	451,224
0.127%, 9/28/12 (A)	500,000	499,899
0.149%, 10/22/12 (A)	200,000	199,936

		2,807,595
U.S. Treasury Bill - 4.7%
0.082%, 8/2/12 (A)	600,000	599,999

U.S. Treasury Notes - 3.2%
1.375%, 10/15/12	300,000	300,790
0.375%, 10/31/12	100,000	100,063

		400,853

Total U.S. Government and Agency Obligations ( Cost $12,172,924 )		12,172,924
	Shares
INVESTMENT COMPANIES - 3.4%
State Street Institutional U.S. Government Money Market Fund	433,962	433,962

Total Investment Companies ( Cost $433,962 )		433,962

TOTAL INVESTMENTS - 99.6% ( Cost $12,606,886 )		12,606,886
NET OTHER ASSETS AND LIABILITIES - 0.4%		46,963

TOTAL NET ASSETS - 100.0%		$12,653,849

(A) Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2012

Bond Fund Portfolio of Investments (unaudited)

		Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 1.6%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30		$64,040	$64,882
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14		670,000	676,627
New Century Home Equity Loan Trust, Series 2003-5, Class AI5 (B), 5.5%, 11/25/33		1,500,000	1,516,051

Total Asset Backed Securities ( Cost $2,229,160 )			2,257,560
CORPORATE NOTES AND BONDS - 18.9%
Consumer Discretionary - 2.3%
American Association of Retired Persons (C) (D), 7.5%, 5/1/31		750,000	1,081,265
DR Horton Inc., 5.25%, 2/15/15		215,000	226,825
ERAC USA Finance LLC (C) (D), 6.7%, 6/1/34		575,000	693,529
McDonald's Corp., 5%, 2/1/19		1,000,000	1,193,954

			3,195,573
Consumer Staples - 3.7%
Campbell Soup Co., 4.5%, 2/15/19		1,000,000	1,150,410
PepsiCo Inc., 4.65%, 2/15/13		215,000	219,993
PepsiCo Inc., 7.9%, 11/1/18		1,000,000	1,351,887
Walgreen Co., 5.25%, 1/15/19		1,000,000	1,173,266
WM Wrigley Jr. Co. (C) (D), 3.05%, 6/28/13		1,240,000	1,254,925

			5,150,481
Energy - 0.9%
Hess Corp., 7.875%, 10/1/29		240,000	321,187
Transocean Inc. (E), 6%, 3/15/18		850,000	978,646

			1,299,833
Financials - 1.7%
American Express Credit Corp., 2.375%, 3/24/17		380,000	399,270
HCP Inc., 6.7%, 1/30/18		490,000	581,248
Lehman Brothers Holdings Inc. (F) *, 5.75%, 1/3/17		520,000	52
Simon Property Group L.P., 5.875%, 3/1/17		270,000	315,713
Swiss Re Solutions Holding Corp., 7%, 2/15/26		290,000	350,049
UBS AG (E), 5.75%, 4/25/18		250,000	286,672
Wells Fargo & Co., 5.25%, 10/23/12		485,000	490,570

			2,423,574
Health Care - 2.3%
Eli Lilly & Co., 6.57%, 1/1/16		500,000	590,237
Genentech Inc., 5.25%, 7/15/35		325,000	408,859
Johnson & Johnson, 2.95%, 9/1/20		1,000,000	1,090,836
Merck & Co. Inc., 5.75%, 11/15/36		500,000	701,429
Wyeth, 6.5%, 2/1/34		230,000	334,516

			3,125,877
Industrials - 2.3%
Boeing Co./The, 8.625%, 11/15/31		240,000	385,084
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20		285,000	384,973
EI du Pont de Nemours & Co., 5%, 1/15/13		35,000	35,706
Honeywell International Inc., 3.875%, 2/15/14		1,000,000	1,054,190
Norfolk Southern Corp., 5.59%, 5/17/25		359,000	447,596
Norfolk Southern Corp., 7.05%, 5/1/37		390,000	553,857
Waste Management Inc., 7.125%, 12/15/17		235,000	285,347

			3,146,753
Information Technology - 0.3%
Cisco Systems Inc., 5.5%, 2/22/16		400,000	467,352

Materials - 0.4%
Weyerhaeuser Co., 7.375%, 3/15/32		500,000	586,939

Telecommunication Services - 3.6%
AT&T Inc., 4.85%, 2/15/14		1,500,000	1,597,893
Cellco Partnership / Verizon Wireless Capital LLC, 8.5%, 11/15/18		1,500,000	2,089,392
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22		525,000	788,346
Rogers Communications Inc. (E), 6.25%, 6/15/13		455,000	476,682

			4,952,313
Utilities - 1.4%
Sierra Pacific Power Co., Series M, 6%, 5/15/16		650,000	760,653
Virginia Electric and Power Co., Series C, 5.1%, 11/30/12		215,000	218,261
Wisconsin Electric Power Co., 6.5%, 6/1/28		750,000	976,549

			1,955,463

Total Corporate Notes and Bonds ( Cost $22,754,837 )			26,304,158
MORTGAGE BACKED SECURITIES - 12.4%
Fannie Mae - 10.7%
4%, 4/1/15 Pool # 255719		154,190	164,988
5.5%, 4/1/16 Pool # 745444		135,500	147,416
6%, 5/1/16 Pool # 582558		9,696	10,361
5.5%, 2/1/18 Pool # 673194		158,181	172,520
5%, 5/1/20 Pool # 813965		250,937	273,968
4.5%, 9/1/20 Pool # 835465		264,882	286,039
6%, 5/1/21 Pool # 253847		23,873	26,331
4.5%, 4/1/23 Pool # 974401		598,656	651,899
4.5%, 6/1/23 Pool # 984075		316,623	341,022
7%, 12/1/29 Pool # 762813		22,188	25,997
7%, 11/1/31 Pool # 607515		24,994	29,560
6.5%, 3/1/32 Pool # 631377		191,278	220,111
7%, 4/1/32 Pool # 641518		2,109	2,479
7%, 5/1/32 Pool # 644591		10,627	12,569
6.5%, 6/1/32 Pool # 545691		306,140	354,337
6%, 12/1/32 Pool # 676552		97,851	110,128
5.5%, 4/1/33 Pool # 690206		609,929	674,299
5%, 10/1/33 Pool # 254903		344,443	377,272
5.5%, 11/1/33 Pool # 555880		428,159	473,346
5%, 5/1/34 Pool # 775604		47,898	52,433
5%, 5/1/34 Pool # 780890		173,659	190,102
5%, 6/1/34 Pool # 255230		78,690	86,141
5.5%, 6/1/34 Pool # 780384		600,505	663,505
7%, 7/1/34 Pool # 792636		16,661	19,157
5.5%, 8/1/34 Pool # 793647		123,998	137,976
5.5%, 3/1/35 Pool # 815976		644,575	712,232
5.5%, 7/1/35 Pool # 825283		273,354	302,061
5%, 8/1/35 Pool # 829670		329,977	360,397
5.5%, 8/1/35 Pool # 826872		151,706	167,456
5%, 9/1/35 Pool # 820347		347,214	391,158
5%, 9/1/35 Pool # 835699		323,292	364,209
5%, 10/1/35 Pool # 797669		327,178	366,000
5.5%, 10/1/35 Pool # 836912		291,915	321,993
5%, 11/1/35 Pool # 844504		415,654	466,312
5%, 11/1/35 Pool # 844809		226,497	247,377
5%, 12/1/35 Pool # 850561		248,803	271,739
6%, 7/1/36 Pool # 870749		254,007	281,789
6%, 11/1/36 Pool # 902510		376,884	423,229
5.5%, 2/1/37 Pool # 905140		306,440	340,983
5.5%, 5/1/37 Pool # 899323		235,620	259,677
5.5%, 5/1/37 Pool # 928292		486,790	541,663
6%, 10/1/37 Pool # 947563		412,909	463,684
6.5%, 12/1/37 Pool # 889072		591,485	660,898
5%, 4/1/38 Pool # 257160		531,942	579,650
5.5%, 7/1/38 Pool # 986805		188,864	207,262
5.5%, 7/1/38 Pool # 986973		377,756	417,033
5%, 8/1/38 Pool # 988934		583,270	643,419
6.5%, 8/1/38 Pool # 987711		569,677	649,863

			14,944,040
Freddie Mac - 1.6%
5%, 5/1/18 Pool # E96322		123,284	133,229
8%, 6/1/30 Pool # C01005		2,927	3,641
7%, 3/1/31 Pool # C48133		7,743	9,218
6.5%, 1/1/32 Pool # C62333		53,517	62,321
5%, 7/1/33 Pool # A11325		772,719	860,352
6%, 10/1/34 Pool # A28439		77,313	85,859
6%, 10/1/34 Pool # A28598		39,247	43,585
5%, 4/1/35 Pool # A32315		104,216	116,865
5%, 4/1/35 Pool # A32316		93,149	104,456
5.5%, 11/1/37 Pool # A68787		735,831	817,972

			2,237,498
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995		8,669	9,289
6.5%, 2/20/29 Pool # 2714		26,732	31,256
6.5%, 4/20/31 Pool # 3068		14,294	16,704

			57,249

Total Mortgage Backed Securities ( Cost $15,501,824 )			17,238,787
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 64.3%
Fannie Mae - 0.9%
4.625%, 10/15/14		1,095,000	1,199,009

Federal Farm Credit Bank - 0.5%
5.875%, 10/3/16		500,000	603,905

Freddie Mac - 0.3%
4.500%, 1/15/14		400,000	424,461

U.S. Treasury Bonds - 8.8%
6.625%, 2/15/27		2,905,000	4,615,772
4.500%, 5/15/38		5,500,000	7,674,216

			12,289,988
U.S. Treasury Notes - 53.8%
1.375%, 1/15/13		2,000,000	2,011,094
3.125%, 8/31/13		7,425,000	7,659,934
4.000%, 2/15/14		3,850,000	4,072,880
4.250%, 8/15/14		8,360,000	9,041,858
2.375%, 9/30/14		2,000,000	2,093,282
2.250%, 1/31/15		9,000,000	9,445,077
2.500%, 3/31/15		265,000	280,755
4.250%, 8/15/15		5,500,000	6,152,696
2.750%, 11/30/16		5,000,000	5,479,690
3.125%, 1/31/17		3,800,000	4,237,000
2.375%, 7/31/17		2,200,000	2,389,922
4.250%, 11/15/17		4,300,000	5,100,875
2.750%, 2/15/19		7,700,000	8,610,764
3.625%, 8/15/19		2,750,000	3,249,296
2.625%, 11/15/20		4,600,000	5,114,625

			74,939,748

Total U.S. Government and Agency Obligations ( Cost $80,189,062 )			89,457,111
		Shares
INVESTMENT COMPANIES - 2.1%
State Street Institutional U.S. Government Money Market Fund		2,994,401	2,994,401

Total Investment Companies ( Cost $2,994,401 )			2,994,401

TOTAL INVESTMENTS - 99.3% ( Cost $123,669,284 )			138,252,017
NET OTHER ASSETS AND LIABILITIES - 0.7%			1,031,073

TOTAL NET ASSETS - 100.0%			$139,283,090

*	Non-income producing.
(A)	Represents a security with a specified coupon until a predetermined date, at which time the stated rate is adjusted to a new contract rate.
(B)	Floating rate or variable rate note. Rate shown is as of July 31, 2012.
(C)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(D)	Illiquid security (See Note 3).
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.3% of total net assets.
(F)	In default. Issuer is bankrupt.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2012

High Income Fund Portfolio of Investments (unaudited)

		Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 93.9%
Consumer Discretionary - 31.7%
Auto Components - 2.5%
Allison Transmission Inc. (A), 7.125%, 5/15/19		$650,000	$683,312
American Axle & Manufacturing Inc., 7.875%, 3/1/17		750,000	778,125
Dana Holding Corp., 6.5%, 2/15/19		350,000	371,438
Lear Corp., 8.125%, 3/15/20		500,000	563,125

			2,396,000
Automobiles - 1.1%
Cooper Standard Automotive Inc., 8.5%, 5/1/18		1,000,000	1,078,750
Hotels, Restaurants & Leisure - 3.4%
Boyd Gaming Corp., 9.125%, 12/1/18		350,000	360,500
Felcor Lodging L.P., 6.75%, 6/1/19		550,000	581,625
Isle of Capri Casinos Inc., 7%, 3/1/14		500,000	500,625
Pinnacle Entertainment Inc., 8.625%, 8/1/17		800,000	872,000
Pinnacle Entertainment Inc., 8.75%, 5/15/20		200,000	217,500
Scientific Games International Inc. (A), 7.875%, 6/15/16		500,000	520,000
Scientific Games International Inc., 9.25%, 6/15/19		250,000	275,625

			3,327,875
Household Durables - 2.5%
Griffon Corp., 7.125%, 4/1/18		1,000,000	1,045,000
Jarden Corp., 8%, 5/1/16		500,000	540,000
Jarden Corp., 7.5%, 5/1/17		250,000	282,500
Spectrum Brands Holdings Inc., 9.5%, 6/15/18		500,000	571,250

			2,438,750
Media - 18.6%
Allbritton Communications Co., 8%, 5/15/18		500,000	531,250
AMC Networks Inc., 7.75%, 7/15/21		300,000	339,750
Belo Corp., 8%, 11/15/16		500,000	548,125
Cablevision Systems Corp., 7.75%, 4/15/18		250,000	271,875
CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, 4/30/20		1,000,000	1,130,000
CCO Holdings LLC / CCO Holdings Capital Corp., 6.5%, 4/30/21		750,000	811,875
Cequel Communications Holdings I LLC and Cequel Capital Corp. (A), 8.625%, 11/15/17		1,150,000	1,239,125
Clear Channel Worldwide Holdings Inc. (A), 7.625%, 3/15/20		200,000	191,500
CSC Holdings LLC (A), 6.75%, 11/15/21		400,000	436,000
Cumulus Media Holdings Inc., 7.75%, 5/1/19		1,000,000	970,000
DISH DBS Corp., 6.75%, 6/1/21		1,125,000	1,230,469
Gannett Co. Inc., 7.125%, 9/1/18		1,000,000	1,105,000
Gray Television Inc., 10.5%, 6/29/15		700,000	742,000
Hughes Satellite Systems Corp., 6.5%, 6/15/19		250,000	268,750
Hughes Satellite Systems Corp., 7.625%, 6/15/21		750,000	828,750
Inmarsat Finance PLC (A) (B), 7.375%, 12/1/17		300,000	324,000
Intelsat Jackson Holdings S.A. (B), 11.25%, 6/15/16		291,000	306,277
Intelsat Luxembourg S.A. (B), 11.25%, 2/4/17		675,000	702,000
Intelsat Luxembourg S.A., PIK (A) (B), 11.5%, 2/4/17		375,000	390,000
Mediacom Broadband LLC / Mediacom Broadband Corp., 8.5%, 10/15/15		500,000	514,375
Mediacom LLC / Mediacom Capital Corp., 9.125%, 8/15/19		450,000	497,250
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22		100,000	104,000
Nielsen Finance LLC / Nielsen Finance Co., 11.625%, 2/1/14		130,000	148,200
Nielsen Finance LLC / Nielsen Finance Co., 7.75%, 10/15/18		1,000,000	1,125,000
Quebecor Media Inc. (B), 7.75%, 3/15/16		250,000	257,188
UPCB Finance V Ltd. (A) (B), 7.25%, 11/15/21		350,000	372,750
UPCB Finance V Ltd. (A) (B), 6.875%, 1/15/22		250,000	260,000
Viasat Inc., 8.875%, 9/15/16		500,000	535,000
Viasat Inc. (A), 6.875%, 6/15/20		370,000	382,025
Videotron Ltee (B), 5%, 7/15/22		1,000,000	1,045,000
XM Satellite Radio Inc. (A), 7.625%, 11/1/18		500,000	542,500

			18,150,034
Specialty Retail - 3.3%
Jo-Ann Stores Inc. (A), 8.125%, 3/15/19		750,000	752,812
Ltd. Brands Inc., 6.9%, 7/15/17		250,000	282,188
Pantry Inc./The, 7.75%, 2/15/14		500,000	501,250
Penske Automotive Group Inc., 7.75%, 12/15/16		1,080,000	1,117,800
Sally Holdings LLC / Sally Capital Inc., 5.75%, 6/1/22		500,000	534,375
Yankee Acquisition Corp., Series B, 8.5%, 2/15/15		15,000	15,244

			3,203,669
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands Inc., 6.375%, 12/15/20		250,000	267,187

Consumer Staples - 4.0%
Central Garden and Pet Co., 8.25%, 3/1/18		350,000	358,750
Dole Food Co. Inc. (A), 8%, 10/1/16		200,000	209,000
Ingles Markets Inc., 8.875%, 5/15/17		850,000	928,625
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 9.25%, 4/1/15		900,000	920,250
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 8.25%, 9/1/17		500,000	534,375
Stater Brothers Holdings, 7.75%, 4/15/15		250,000	254,688
SUPERVALU Inc., 8%, 5/1/16		200,000	172,250
Tops Markets LLC, 10.125%, 10/15/15		500,000	530,000

			3,907,938
Energy - 10.5%
AmeriGas Finance LLC/AmeriGas Finance Corp., 7%, 5/20/22		400,000	425,000
AmeriGas Partners L.P. / AmeriGas Finance Corp., 6.25%, 8/20/19		500,000	515,000
Bill Barrett Corp., 7.625%, 10/1/19		500,000	518,750
Chaparral Energy Inc., 8.25%, 9/1/21		500,000	542,500
Chesapeake Energy Corp., 6.775%, 3/15/19		900,000	882,000
Continental Resources Inc., 8.25%, 10/1/19		250,000	283,750
Ferrellgas L.P. / Ferrellgas Finance Corp., 9.125%, 10/1/17		500,000	535,000
Frac Tech Services LLC / Frac Tech Finance Inc. (A), 7.625%, 11/15/18		500,000	507,500
Helix Energy Solutions Group Inc. (A), 9.5%, 1/15/16		145,000	151,887
Inergy L.P. / Inergy Finance Corp., 7%, 10/1/18		250,000	258,125
Inergy L.P. / Inergy Finance Corp., 6.875%, 8/1/21		366,000	376,065
Key Energy Services Inc., 6.75%, 3/1/21		300,000	300,750
Linn Energy LLC / Linn Energy Finance Corp. (A), 6.5%, 5/15/19		750,000	748,125
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.75%, 11/1/20		500,000	532,500
Oasis Petroleum Inc., 6.875%, 1/15/23		500,000	506,250
PetroBakken Energy Ltd. (A) (B), 8.625%, 2/1/20		800,000	804,000
Precision Drilling Corp. (B), 6.5%, 12/15/21		750,000	780,000
Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.875%, 12/1/18		500,000	535,000
Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.5%, 7/15/21		750,000	798,750
Unit Corp., 6.625%, 5/15/21		250,000	248,125

			10,249,077
Financials - 4.2%
CIT Group Inc. (A), 7%, 5/2/16		650,000	653,250
CIT Group Inc. (A), 7%, 5/2/17		287,933	289,373
CIT Group Inc., 5%, 5/15/17		50,000	52,250
CIT Group Inc., 5%, 8/15/22		1,000,000	1,000,000
MPT Operating Partnership L.P. / MPT Finance Corp., 6.875%, 5/1/21		500,000	531,250
Nuveen Investments Inc., 10.5%, 11/15/15		975,000	989,625
Trans Union LLC / TransUnion Financing Corp., 11.375%, 6/15/18		500,000	589,375

			4,105,123
Health Care - 10.9%
AMGH Merger Sub Inc. (A), 9.25%, 11/1/18		500,000	537,500
Biomet Inc., 10%, 10/15/17		500,000	532,500
Biomet Inc., 11.625%, 10/15/17		1,000,000	1,076,250
DaVita Inc., 6.375%, 11/1/18		500,000	531,250
DaVita Inc., 6.625%, 11/1/20		250,000	265,000
Endo Pharmaceuticals Holdings Inc., 7%, 12/15/20		800,000	885,000
Endo Pharmaceuticals Holdings Inc., 7.25%, 1/15/22		200,000	221,500
Fresenius Medical Care US Finance II Inc. (A), 5.625%, 7/31/19		300,000	322,125
Fresenius Medical Care US Finance II Inc. (A), 5.875%, 1/31/22		550,000	587,812
HCA Inc., 6.5%, 2/15/20		500,000	558,750
HCA Inc., 7.5%, 2/15/22		650,000	729,625
HCA Inc., 5.875%, 3/15/22		250,000	269,063
Multiplan Inc. (A), 9.875%, 9/1/18		250,000	274,687
Mylan Inc. (A), 6%, 11/15/18		250,000	269,375
Tenet Healthcare Corp., 9.25%, 2/1/15		150,000	167,625
Tenet Healthcare Corp., 6.25%, 11/1/18		250,000	269,688
Tenet Healthcare Corp., 8%, 8/1/20		850,000	892,500
Valeant Pharmaceuticals International (A), 6.5%, 7/15/16		550,000	583,000
Valeant Pharmaceuticals International (A), 6.75%, 10/1/17		1,000,000	1,065,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc. (A), 7.75%, 2/1/19		500,000	520,000

			10,558,250
Industrials - 11.7%
Alliance Data Systems Corp. (A), 6.375%, 4/1/20		500,000	520,000
ARAMARK Corp., 8.5%, 2/1/15		1,550,000	1,586,828
Ashtead Capital Inc. (A), 6.5%, 7/15/22		500,000	520,000
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 9.625%, 3/15/18		250,000	276,563
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 8.25%, 1/15/19		750,000	805,313
Bristow Group Inc., 7.5%, 9/15/17		250,000	259,375
FTI Consulting Inc., 7.75%, 10/1/16		350,000	361,375
Geo Group Inc/The, 7.75%, 10/15/17		1,000,000	1,077,500
Hertz Corp./The, 6.75%, 4/15/19		250,000	262,500
Iron Mountain Inc., 6.625%, 1/1/16		500,000	501,875
Moog Inc., 7.25%, 6/15/18		500,000	530,000
RBS Global Inc. / Rexnord LLC, 8.5%, 5/1/18		300,000	330,750
RR Donnelley & Sons Co., 7.25%, 5/15/18		500,000	495,000
RSC Equipment Rental Inc. / RSC Holdings III LLC, 8.25%, 2/1/21		150,000	162,750
ServiceMaster Co./The, PIK (A), 10.75%, 7/15/15		464,048	477,974
ServiceMaster Co./The, 8%, 2/15/20		500,000	554,375
Terex Corp., 8%, 11/15/17		400,000	421,000
Tomkins LLC / Tomkins Inc., 9%, 10/1/18		205,000	227,806
Trinity Industries Inc. (C), 3.875%, 6/1/36		75,000	76,031
United Rentals North America Inc., 9.25%, 12/15/19		500,000	560,000
UR Financing Escrow Corp. (A), 7.625%, 4/15/22		300,000	319,125
West Corp./Old, 11%, 10/15/16		1,000,000	1,055,000

			11,381,140
Information Technology - 4.8%
Advanced Micro Devices Inc. (C), 6%, 5/1/15		77,000	77,674
Advanced Micro Devices Inc., 8.125%, 12/15/17		300,000	315,750
Level 3 Financing Inc., 8.125%, 7/1/19		200,000	210,500
Level 3 Financing Inc., 8.625%, 7/15/20		850,000	911,625
Sensata Technologies BV (A) (B), 6.5%, 5/15/19		200,000	208,500
SunGard Data Systems Inc., 10.25%, 8/15/15		1,150,000	1,177,312
SunGard Data Systems Inc., 7.375%, 11/15/18		500,000	531,250
Syniverse Holdings Inc., 9.125%, 1/15/19		1,100,000	1,201,750

			4,634,361
Materials - 7.0%
Ardagh Packaging Finance PLC (A) (B), 9.125%, 10/15/20		250,000	262,500
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA Inc. (A) (B), 9.125%, 10/15/20		325,000	338,406
Ferro Corp. (D), 7.875%, 8/15/18		500,000	470,000
FMG Resources August 2006 Pty Ltd. (A) (B), 7%, 11/1/15		100,000	102,500
Graphic Packaging International Inc., 9.5%, 6/15/17		500,000	551,875
Greif Inc., 6.75%, 2/1/17		250,000	271,875
Huntsman International LLC, 5.5%, 6/30/16		500,000	501,250
JMC Steel Group (A), 8.25%, 3/15/18		1,000,000	1,002,500
LyondellBasell Industries N.V. (B), 5%, 4/15/19		800,000	868,000
Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp., 8.25%, 4/15/18		700,000	710,500
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 8.5%, 5/15/18		250,000	251,875
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 9%, 4/15/19		250,000	254,375
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC (A), 9.875%, 8/15/19		500,000	530,000
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 8.25%, 2/15/21		750,000	736,875

			6,852,531
Telecommunication Services - 6.6%
CenturyLink Inc., 5.8%, 3/15/22		500,000	530,604
CommScope Inc. (A), 8.25%, 1/15/19		500,000	523,125
Crown Castle International Corp., 7.125%, 11/1/19		150,000	164,625
Frontier Communications Corp., 8.25%, 5/1/14		8,000	8,760
Frontier Communications Corp., 7.875%, 4/15/15		650,000	718,250
Frontier Communications Corp., 8.5%, 4/15/20		350,000	378,875
Nextel Communications Inc., Series E, 6.875%, 10/31/13		161,000	161,604
Nextel Communications Inc., Series D, 7.375%, 8/1/15		500,000	503,750
Qwest Communications International Inc., 7.125%, 4/1/18		500,000	531,875
SBA Telecommunications Inc. (A), 5.75%, 7/15/20		300,000	315,750
Sprint Nextel Corp. (A), 7%, 3/1/20		200,000	218,000
tw telecom holdings, Inc., 8%, 3/1/18		500,000	558,750
Windstream Corp., 7.875%, 11/1/17		900,000	988,875
Windstream Corp., 7%, 3/15/19		250,000	254,375
Windstream Corp., 7.75%, 10/15/20		500,000	532,500

			6,389,718
Utilities - 2.5%
AES Corp./The, 8%, 10/15/17		250,000	290,625
AES Corp./The, 8%, 6/1/20		250,000	293,750
Calpine Corp. (A), 7.25%, 10/15/17		500,000	541,250
Calpine Corp. (A), 7.5%, 2/15/21		500,000	556,250
NRG Energy Inc., 8.25%, 9/1/20		725,000	781,188

			2,463,063

Total Corporate Notes and Bonds ( Cost $86,042,711 )			91,403,466
		Shares
INVESTMENT COMPANIES - 4.9%
State Street Institutional U.S. Government Money Market Fund		4,792,185	4,792,185

Total Investment Companies ( Cost $4,792,185 )			4,792,185

TOTAL INVESTMENTS - 98.8% ( Cost $90,834,896 )			96,195,651
NET OTHER ASSETS AND LIABILITIES - 1.2%			1,150,057

TOTAL NET ASSETS - 100.0%			$97,345,708

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 7.2% of total net assets.
(C)	Convertible.
(D)	Illiquid security (See Note 3).

PIK	Payment in Kind.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2012

Diversified Income Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
COMMON STOCKS - 54.4%
Consumer Discretionary - 4.2%
McDonald's Corp.		8,500	$759,560
Omnicom Group Inc.		17,500	878,150
Target Corp.		21,500	1,303,975
Time Warner Inc.		32,500	1,271,400

			4,213,085
Consumer Staples - 7.6%
Coca-Cola Co./The		11,000	888,800
Diageo PLC, ADR		6,800	726,920
Nestle S.A., ADR		14,500	893,635
PepsiCo Inc.		26,000	1,890,980
Philip Morris International Inc.		7,500	685,800
Procter & Gamble Co./The		18,500	1,193,990
Sysco Corp.		19,500	573,105
Wal-Mart Stores Inc.		9,000	669,870

			7,523,100
Energy - 6.2%
Chevron Corp.		23,200	2,542,256
ConocoPhillips		32,000	1,742,080
Ensco PLC, Class A		22,800	1,238,724
Occidental Petroleum Corp.		7,300	635,319

			6,158,379
Financials - 9.2%
Axis Capital Holdings Ltd.		25,500	837,930
Bank of New York Mellon Corp./The		25,500	542,640
BlackRock Inc.		5,100	868,326
M&T Bank Corp.		8,900	763,976
Northern Trust Corp.		14,500	658,300
PartnerRe Ltd.		13,100	948,964
Travelers Cos. Inc./The		31,000	1,942,150
US Bancorp		33,500	1,122,250
Wells Fargo & Co.		40,900	1,382,829

			9,067,365
Health Care - 9.5%
Becton, Dickinson and Co.		8,500	643,535
Johnson & Johnson		28,000	1,938,160
Medtronic Inc.		32,300	1,273,266
Merck & Co. Inc.		52,000	2,296,840
Novartis AG, ADR		10,300	603,786
Pfizer Inc.		109,062	2,621,850

			9,377,437
Industrials - 7.2%
3M Co.		16,500	1,505,295
Boeing Co./The		10,500	776,055
Emerson Electric Co.		12,500	597,125
Illinois Tool Works Inc.		11,500	624,910
Lockheed Martin Corp.		6,300	562,401
Norfolk Southern Corp.		12,500	925,625
United Parcel Service Inc., Class B		12,400	937,564
United Technologies Corp.		8,500	632,740
Waste Management Inc.		17,000	584,800

			7,146,515
Information Technology - 6.1%
Accenture PLC, Class A		10,600	639,180
Intel Corp.		64,000	1,644,800
Linear Technology Corp.		22,000	709,500
Microsoft Corp.		74,500	2,195,515
Paychex Inc.		26,500	866,285

			6,055,280
Materials - 0.8%
Air Products & Chemicals Inc.		10,200	820,386

Telecommunication Service - 1.9%
AT&T Inc.		49,692	1,884,321

Utilities - 1.7%
Exelon Corp.		25,500	997,560
FirstEnergy Corp.		13,600	682,992

			1,680,552

Total Common Stocks ( Cost $45,192,373 )			53,926,420
		Par Value
ASSET BACKED SECURITIES - 0.6%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30		$98,971	100,272
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14		465,000	469,599

Total Asset Backed Securities ( Cost $566,581 )			569,871
CORPORATE NOTES AND BONDS - 14.3%
Consumer Discretionary - 2.1%
American Association of Retired Persons (B) (C), 7.5%, 5/1/31		750,000	1,081,265
DR Horton Inc., 5.25%, 2/15/15		130,000	137,150
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34		325,000	391,995
Royal Caribbean Cruises Ltd. (D), 7.25%, 6/15/16		400,000	442,000

			2,052,410
Consumer Staples - 0.9%
Kraft Foods Inc., 6.5%, 11/1/31		475,000	618,932
WM Wrigley Jr. Co. (B) (C), 3.05%, 6/28/13		280,000	283,370

			902,302
Energy - 0.7%
Hess Corp., 7.875%, 10/1/29		150,000	200,742
Transocean Inc. (D), 7.5%, 4/15/31		400,000	486,295

			687,037
Financials - 1.8%
American Express Credit Corp., 2.375%, 3/24/17		90,000	94,564
HCP Inc., 6.7%, 1/30/18		335,000	397,383
Lehman Brothers Holdings Inc. (E) *, 5.75%, 1/3/17		410,000	41
Simon Property Group L.P., 5.875%, 3/1/17		140,000	163,703
Swiss Re Solutions Holding Corp., 7%, 2/15/26		210,000	253,484
US Bank NA, 6.3%, 2/4/14		500,000	542,423
Wells Fargo & Co., 5.25%, 10/23/12		330,000	333,790

			1,785,388
Health Care - 2.4%
Amgen Inc., 5.85%, 6/1/17		1,050,000	1,246,456
Eli Lilly & Co., 6.57%, 1/1/16		300,000	354,142
Genentech Inc., 5.25%, 7/15/35		195,000	245,315
Merck & Co. Inc., 5.75%, 11/15/36		220,000	308,629
Wyeth, 6.5%, 2/1/34		150,000	218,163

			2,372,705
Industrials - 1.3%
Boeing Co./The, 8.625%, 11/15/31		150,000	240,678
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20		175,000	236,387
Norfolk Southern Corp., 5.59%, 5/17/25		239,000	297,981
Norfolk Southern Corp., 7.05%, 5/1/37		260,000	369,238
Waste Management Inc., 7.125%, 12/15/17		150,000	182,136

			1,326,420
Information Technology - 0.7%
Cisco Systems Inc., 5.5%, 2/22/16		240,000	280,411
International Business Machines Corp., 1.875%, 8/1/22		400,000	391,569

			671,980
Materials - 0.2%
Westvaco Corp., 8.2%, 1/15/30		175,000	210,725

Telecommunication Services - 1.0%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22		415,000	623,169
Rogers Communications Inc. (D), 6.25%, 6/15/13		315,000	330,011

			953,180
Utilities - 3.2%
Interstate Power & Light Co., 6.25%, 7/15/39		175,000	238,862
Nevada Power Co., Series R, 6.75%, 7/1/37		400,000	578,965
Sierra Pacific Power Co., Series M, 6%, 5/15/16		126,000	147,450
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17		500,000	567,290
Westar Energy Inc., 6%, 7/1/14		600,000	657,015
Wisconsin Electric Power Co., 6.5%, 6/1/28		750,000	976,549

			3,166,131

Total Corporate Notes and Bonds ( Cost $12,316,875 )			14,128,278
MORTGAGE BACKED SECURITIES - 8.1%
Fannie Mae - 6.6%
4%, 4/1/15 Pool # 255719		55,412	59,293
5.5%, 4/1/16 Pool # 745444		86,416	94,015
6%, 5/1/16 Pool # 582558		14,544	15,541
5%, 12/1/17 Pool # 672243		198,559	215,728
5%, 5/1/20 Pool # 813965		205,312	224,156
4.5%, 9/1/20 Pool # 835465		264,882	286,039
6%, 5/1/21 Pool # 253847		33,422	36,863
7%, 12/1/29 Pool # 762813		14,119	16,544
7%, 11/1/31 Pool # 607515		24,994	29,560
7%, 5/1/32 Pool # 644591		17,004	20,110
5.5%, 10/1/33 Pool # 254904		230,628	254,968
5%, 5/1/34 Pool # 782214		12,059	13,201
5%, 6/1/34 Pool # 255230		192,559	210,791
7%, 7/1/34 Pool # 792636		10,473	12,041
5.5%, 8/1/34 Pool # 793647		75,843	84,393
5.5%, 3/1/35 Pool # 810075		144,932	159,866
5.5%, 3/1/35 Pool # 815976		395,661	437,192
5%, 8/1/35 Pool # 829670		191,847	209,533
5%, 9/1/35 Pool # 820347		207,110	233,322
5%, 9/1/35 Pool # 835699		201,233	226,701
5%, 10/1/35 Pool # 797669		297,435	332,727
5%, 11/1/35 Pool # 844504		290,958	326,418
5%, 11/1/35 Pool # 844809		144,134	157,422
5%, 12/1/35 Pool # 850561		151,445	165,406
5.5%, 2/1/36 Pool # 851330		61,221	67,650
5.5%, 9/1/36 Pool # 831820		401,073	451,046
6%, 9/1/36 Pool # 831741		159,878	176,676
5.5%, 10/1/36 Pool # 896340		35,981	39,645
5.5%, 10/1/36 Pool # 901723		195,554	214,848
5.5%, 12/1/36 Pool # 902853		332,395	369,137
5.5%, 12/1/36 Pool # 903059		317,821	355,038
5.5%, 12/1/36 Pool # 907512		217,845	240,087
5.5%, 12/1/36 Pool # 907635		247,565	276,068
3.5%, 8/1/42 Pool # 6825 (F)		500,000	530,469

			6,542,494
Freddie Mac - 1.4%
8%, 6/1/30 Pool # C01005		5,415	6,736
6.5%, 1/1/32 Pool # C62333		80,275	93,481
5%, 7/1/33 Pool # A11325		551,942	614,537
6%, 10/1/34 Pool # A28439		45,438	50,461
6%, 10/1/34 Pool # A28598		23,066	25,616
5%, 4/1/35 Pool # A32315		68,783	77,131
5%, 4/1/35 Pool # A32316		52,726	59,126
3%, 8/1/42 Pool # 125 (F)		500,000	518,594

			1,445,682
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995		5,671	6,076
6.5%, 2/20/29 Pool # 2714		37,425	43,759
6.5%, 4/20/31 Pool # 3068		23,823	27,839

			77,674

Total Mortgage Backed Securities ( Cost $7,364,368 )			8,065,850
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 17.3%
U.S. Treasury Bonds - 1.9%
6.625%, 2/15/27		860,000	1,366,459
3.000%, 5/15/42		500,000	543,750

			1,910,209
U.S. Treasury Notes - 15.4%
0.375%, 10/31/12		1,000,000	1,000,586
1.375%, 1/15/13		1,000,000	1,005,547
3.125%, 8/31/13		290,000	299,176
4.000%, 2/15/14		1,150,000	1,216,575
4.250%, 8/15/14		1,575,000	1,703,460
4.250%, 11/15/14		2,000,000	2,182,500
2.500%, 3/31/15		1,190,000	1,260,749
4.250%, 8/15/15		60,000	67,120
3.125%, 1/31/17		1,400,000	1,561,000
2.375%, 7/31/17		200,000	217,266
4.250%, 11/15/17		2,100,000	2,491,125
3.375%, 11/15/19		500,000	583,281
2.625%, 11/15/20		800,000	889,500
1.750%, 5/15/22		750,000	767,695

			15,245,580

Total U.S. Government and Agency Obligations ( Cost $16,257,601 )			17,155,789
		Shares
INVESTMENT COMPANIES - 7.5%
State Street Institutional U.S. Government Money Market Fund (G)		7,412,867	7,412,867

Total Investment Companies ( Cost $7,412,867 )			7,412,867

TOTAL INVESTMENTS - 102.2% ( Cost $89,110,665 )			101,259,075
NET OTHER ASSETS AND LIABILITIES - (2.2%)			(2,222,462)

TOTAL NET ASSETS - 100.0%			$99,036,613

*	Non-income producing.
(A)	Represents a security with a specified coupon until a predetermined date, at which time the stated rate is adjusted to a new contract rate.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(C)	Illiquid security (See Note 3).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.3% of total net assets.
(E)	In default. Issuer is bankrupt.
(F)	Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.
(G)	Security segregated for forward or when-issued purchase commitments outstanding as of July 31, 2012.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2012

Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value
COMMON STOCK - 86.1%**

Consumer Discretionary - 10.5%
Bed, Bath & Beyond Inc.	20,000	$ 1,219,000
Best Buy Co. Inc.	30,000	542,700
CarMax Inc.*	85,000	2,365,550
Kohl's Corp.	50,000	2,486,000
Lowe's Cos. Inc.	50,000	1,268,500
Staples Inc.	140,000	1,783,600
		9,665,350
Energy - 14.1%
Apache Corp.	30,000	2,583,600
Canadian Natural Resources Ltd.	75,000	2,043,750
Noble Corp.*	40,000	1,480,000
Petroleo Brasileiro, ADR	85,000	1,668,550
Schlumberger Ltd.	50,000	3,563,000
Southwestern Energy Co.*	50,000	1,662,500
		13,001,400
Financials - 8.0%
Bank of New York Mellon Corp.	100,000	2,128,000
IntercontinentalExchange Inc.*	10,000	1,312,200
Morgan Stanley	90,100	1,230,766
State Street Corp.	45,000	1,817,100
T Rowe Price Group Inc.	14,400	874,800
		7,362,866
Health Care - 17.1%
Celgene Corp.*	25,000	1,711,500
Community Health Systems Inc.*	60,000	1,476,600
Gilead Sciences Inc.*	15,000	814,950
Laboratory Corp. of America Holdings*	24,000	2,018,160
Mylan Inc.*	120,000	2,763,600
St Jude Medical Inc.	55,000	2,054,800
Stryker Corp.	45,000	2,341,350
Teva Pharmaceutical Industries Ltd., ADR	65,000	2,657,850
		15,838,810
Industrials - 7.6%
Expeditors International of Washington Inc.	60,000	2,134,200
Jacobs Engineering Group Inc.*	50,000	1,928,500
Norfolk Southern Corp.	40,000	2,962,000
		7,024,700
Information Technology - 24.8%
Adobe Systems Inc.*	60,000	1,852,800
Altera Corp.	60,000	2,127,000
Apple Inc.	2,500	1,526,900
BMC Software Inc.*	20,000	792,000
Broadcom Corp., Class A*	60,000	2,032,800
Brocade Communications Systems Inc.*	130,003	646,115
Check Point Software Technologies Ltd.*	30,000	1,457,100
Cisco Systems Inc.	110,000	1,754,500
EMC Corp.*	40,000	1,048,400
FLIR Systems Inc.	100,000	2,045,000
Google Inc., Class A*	5,500	3,481,335
Microsoft Corp.	60,000	1,768,200
QUALCOMM Inc.	30,000	1,790,400
Yahoo! Inc.*	35,000	554,400
		22,876,950
Materials - 4.0%
Freeport-McMoRan Copper & Gold Inc.	82,000	2,760,940
International Flavors & Fragrances Inc.	17,702	986,709
		3,747,649

Total Common Stock (Cost $85,909,743)		79,517,725

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.5%
U.S. Treasury Bill
0.106%, 11/01/12	2,600,000	2,599,304
0.107%, 11/23/12	2,500,000	2,499,170
Total U.S. Government and Agency Obligations (Cost $5,098,474)		5,098,474

INVESTMENT COMPANIES - 2.2%
SPDR S&P MidCap 400 ETF Trust	15,000	2,065,650
Total Investment Companies (Cost $2,100,742)		2,065,650

Repurchase Agreement - 8.9%
With U.S. Bank National Association issued 7/31/12 at 0.01%, due 8/01/12, collateralized by $7,215,813 in Fannie Mae Pool # 254919 due 9/01/18 and by $1,108,822.04 in Fannie Mae Pool # 729590

		8,175,889
due 7/01/18 and by $14,280.20 in Freddie Mac Pool # 2916 FQ due
5/15/43. Proceeds at maturity are $8,175,892. (Cost $8,175,889)

TOTAL INVESTMENTS - 102.7% (Cost $101,284,848)		94,857,738
NET OTHER ASSETS AND LIABILITIES - 0.3%		269,537
TOTAL CALL & PUT OPTIONS WRITTEN - (3.0%)		(2,784,820)
TOTAL ASSETS - 100%		$ 92,342,455

*Non-income producing
**All or a portion of these securities' positions represent covers (directly or through conversion rights) for outstanding options written.
ADR-American Depository Receipt
ETF-Exchange Traded Fund

Call Options Written	Contracts	Expiration	Strike Price	Market Value
Apple Inc.	25	October 2012	590.00	102,875
Adobe Systems Inc.	150	October 2012	32.00	18,150
Adobe Systems Inc.	150	October 2012	34.00	8,625
Altera Corp.	300	September 2012	36.00	42,000
Apache Corp.	100	August 2012	90.00	9,750
Bed Bath & Beyond Inc.	100	November 2012	65.00	21,200
Bed Bath & Beyond Inc.	100	January 2013	65.00	30,500
Bank of New York Mellon Corp.	400	September 2012	24.00	2,400
Bank of New York Mellon Corp.	200	September 2012	25.00	500
Best Buy Co. Inc.	150	September 2012	21.00	10,200
Best Buy Co. Inc.	150	September 2012	22.00	7,500
BMC Software Inc.	200	August 2012	42.00	11,000
Broadcom Corp.	200	August 2012	35.00	9,300
Broadcom Corp.	200	November 2012	35.00	42,000
Celgene Corp.	200	October 2012	65.00	113,500
Canadian Natural Resources Ltd.	300	December 2012	30.00	42,000
CarMax Inc.	150	October 2012	32.00	4,500
Check Point Software Technologies Ltd.	150	October 2012	52.50	21,000
Cisco Systems Inc.	300	August 2012	17.00	6,750
Cisco Systems Inc.	300	October 2012	17.00	12,600
Community Health Systems Inc.	300	September 2012	23.00	78,000
Community Health Systems Inc.	300	September 2012	25.00	42,000
EMC Corp.	400	October 2012	26.00	64,000
Expeditors International of Washington Inc.	300	August 2012	47.50	1,500
Expeditors International of Washington Inc.	300	November 2012	40.00	21,750
Freeport-McMoRan Copper & Gold Inc.	200	August 2012	40.00	600
Freeport-McMoRan Copper & Gold Inc.	300	November 2012	35.00	59,100
Gilead Sciences Inc.	150	August 2012	52.50	36,525
Google Inc.	30	September 2012	600.00	126,450
Google Inc.	25	September 2012	625.00	61,750
IntercontinentalExchange Inc.	100	September 2012	135.00	35,500
nternational Flavors & Fragrances Inc.	177	August 2012	55.00	30,533
Kohl's Corp.	500	October 2012	47.00	215,000
Laboratory Corp. of America Holdings	240	August 2012	92.50	1,200
Lowe's Cos Inc.	500	October 2012	29.00	10,500
Morgan Stanley	400	August 2012	15.00	5,000
Morgan Stanley	400	September 2012	15.00	13,400
Microsoft Corp.	600	October 2012	31.00	33,000
Mylan Inc.	300	October 2012	21.00	72,750
Mylan Inc.	300	January 2013	22.00	67,050
Noble Corp.	200	August 2012	32.00	101,500
Noble Corp.	200	September 2012	34.00	77,000
Norfolk Southern Corp.	200	August 2012	72.50	42,000
Norfolk Southern Corp.	200	September 2012	72.50	60,500
Qualcomm Inc.	300	October 2012	57.50	120,000
Schlumberger Ltd.	250	August 2012	65.00	165,625
Schlumberger Ltd.	143	September 2012	70.00	53,982
Southwestern Energy Co.	300	September 2012	30.00	123,000
Southwestern Energy Co.	200	September 2012	31.00	67,000
SPDR S&P MidCap 400 ETF Trust	150	September 2012	138.00	49,875
St Jude Medical Inc.	300	October 2012	37.50	54,000
St Jude Medical Inc.	250	October 2012	40.00	20,000
Staples Inc.	432	September 2012	13.00	21,600
Staples Inc.	535	September 2012	16.00	2,675
State Street Corp.	150	August 2012	43.00	1,275
State Street Corp.	150	August 2012	47.00	150
State Street Corp.	150	January 2013	45.00	17,250
Stryker Corp.	200	September 2012	55.00	9,500
Stryker Corp.	250	December 2012	55.00	36,875
T Rowe Price Group Inc.	144	October 2012	60.00	46,080
Teva Pharmaceutical Industries Ltd.	650	September 2012	40.00	115,050
Yahoo Inc.	350	October 2012	16.00	22,575
Total Call Options Written (Premiums received $2,863,635)				$2,699,470

Put Options Written
Apple Inc.	25	October 2012	550.00	25,500
Bed Bath & Beyond Inc.	200	November 2012	55.00	35,700
Qualcomm Inc.	300	October 2012	52.50	24,150
Total Put Options Written (Premiums received $194,896)				$ 85,350

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2012

Large Cap Value Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 96.4%
	Consumer Discretionary - 7.1%
	Omnicom Group Inc.	48,278	$2,422,590
	Target Corp.	54,000	3,275,100
	Time Warner Inc.	81,800	3,200,016
	Viacom Inc., Class B	30,000	1,401,300

			10,299,006
	Consumer Staples - 11.3%
	Diageo PLC, ADR	18,199	1,945,473
	Nestle S.A., ADR	28,000	1,725,640
	PepsiCo Inc.	62,015	4,510,351
	Philip Morris International Inc.	19,064	1,743,212
	Procter & Gamble Co./The	49,685	3,206,670
	Sysco Corp.	51,494	1,513,409
	Wal-Mart Stores Inc.	23,500	1,749,105

			16,393,860
	Energy - 14.1%
	Apache Corp.	26,000	2,239,120
	Canadian Natural Resources Ltd.	68,000	1,853,000
	Chevron Corp.	39,042	4,278,222
	ConocoPhillips	45,968	2,502,498
	Ensco PLC, Class A	45,500	2,472,015
	Occidental Petroleum Corp.	44,529	3,875,359
	Schlumberger Ltd.	44,500	3,171,070

			20,391,284
	Financials - 22.9%
	Arch Capital Group Ltd. *	60,037	2,329,436
	Bank of New York Mellon Corp./The	142,052	3,022,866
	Berkshire Hathaway Inc., Class B *	44,033	3,735,760
	BlackRock Inc.	8,100	1,379,106
	Brookfield Asset Management Inc., Class A	68,552	2,317,743
	Franklin Resources Inc.	14,600	1,678,270
	M&T Bank Corp.	21,000	1,802,640
	Markel Corp. *	7,100	3,067,626
	Travelers Cos. Inc./The	62,539	3,918,068
	US Bancorp	114,542	3,837,157
	Wells Fargo & Co.	126,558	4,278,926
	WR Berkley Corp.	46,084	1,688,057

			33,055,655
	Health Care - 16.7%
	Johnson & Johnson	81,800	5,662,196
	Laboratory Corp. of America Holdings *	19,000	1,597,710
	Medtronic Inc.	63,026	2,484,485
	Merck & Co. Inc.	132,782	5,864,981
	Novartis AG, ADR	39,000	2,286,180
	Pfizer Inc.	260,723	6,267,781

			24,163,333
	Industrials - 10.9%
	3M Co.	49,643	4,528,931
	Boeing Co./The	20,900	1,544,719
	Emerson Electric Co.	45,100	2,154,427
	Illinois Tool Works Inc.	27,004	1,467,397
	Lockheed Martin Corp.	18,543	1,655,334
	Norfolk Southern Corp.	32,500	2,406,625
	United Parcel Service Inc., Class B	27,009	2,042,150

			15,799,583
	Information Technology - 7.1%
	Intel Corp.	136,500	3,508,050
	Microsoft Corp.	135,520	3,993,774
	Western Union Co./The	156,032	2,719,638

			10,221,462
	Materials - 2.3%
	Air Products & Chemicals Inc.	24,304	1,954,771
	Newmont Mining Corp.	32,000	1,423,040

			3,377,811
	Telecommunication Service - 2.1%
	AT&T Inc.	79,078	2,998,638

	Utilities - 1.9%
	Exelon Corp.	70,004	2,738,556

Total Common Stocks ( Cost $118,601,252 )			139,439,188
	INVESTMENT COMPANIES - 3.6%
	State Street Institutional U.S. Government Money Market Fund	5,139,838	5,139,838

Total Investment Companies ( Cost $5,139,838 )			5,139,838

TOTAL INVESTMENTS - 100.0% ( Cost $123,741,090 )			144,579,026
NET OTHER ASSETS AND LIABILITIES - 0.0%			(63,024)

TOTAL NET ASSETS - 100.0%			$144,516,002

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2012

Large Cap Growth Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 95.4%
	Consumer Discretionary - 15.1%
	Amazon.com Inc. *	6,356	$1,482,855
	CarMax Inc. *	43,267	1,204,121
	Comcast Corp., Class A	70,322	2,288,981
	Ctrip.com International Ltd., ADR *	58,201	726,348
	Discovery Communications Inc., Class C *	33,699	1,571,047
	J.C. Penney Company Inc.	31,701	713,590
	Nielsen Holdings N.V. *	59,245	1,688,482
	Omnicom Group Inc.	37,492	1,881,349
	Panera Bread Co., Class A *	8,830	1,390,637
	priceline.com Inc. *	1,263	835,778
	Starbucks Corp.	19,920	901,978
	Tractor Supply Co.	6,420	583,385
	Walt Disney Co./The	36,921	1,814,298
	Yum! Brands Inc.	27,872	1,807,220

			18,890,069
	Consumer Staples - 10.0%
	Coca-Cola Co./The	41,852	3,381,642
	Costco Wholesale Corp.	15,047	1,447,220
	Diageo PLC, ADR	25,034	2,676,135
	Hershey Co./The	20,657	1,481,933
	Mead Johnson Nutrition Co.	8,375	611,040
	PepsiCo Inc.	40,247	2,927,164

			12,525,134
	Energy - 6.7%
	Ensco PLC, Class A	5,647	306,801
	Exxon Mobil Corp.	28,549	2,479,481
	Schlumberger Ltd.	78,960	5,626,690

			8,412,972
	Financials - 5.8%
	Brookfield Asset Management Inc., Class A	38,489	1,301,313
	CME Group Inc.	11,530	600,828
	IntercontinentalExchange Inc. *	19,590	2,570,600
	T Rowe Price Group Inc.	45,901	2,788,486

			7,261,227
	Health Care - 10.1%
	Allergan Inc.	13,650	1,120,255
	Becton, Dickinson and Co.	20,448	1,548,118
	Biogen Idec Inc. *	9,230	1,346,011
	Celgene Corp. *	17,059	1,167,859
	Cerner Corp. *	17,614	1,302,027
	Eli Lilly & Co.	37,534	1,652,622
	Johnson & Johnson	47,586	3,293,903
	UnitedHealth Group Inc.	24,551	1,254,311

			12,685,106
	Industrials - 11.9%
	3M Co.	10,995	1,003,074
	Boeing Co./The	27,416	2,026,317
	C.H. Robinson Worldwide Inc.	15,170	801,734
	Copart Inc. *	25,402	603,551
	Emerson Electric Co.	24,971	1,192,865
	Expeditors International of Washington Inc.	17,401	618,954
	Hexcel Corp. *	47,045	1,095,678
	IHS Inc., Class A *	9,174	1,011,617
	Roper Industries Inc.	28,949	2,878,978
	United Parcel Service Inc., Class B	37,133	2,807,626
	W.W. Grainger Inc.	4,125	844,924

			14,885,318
	Information Technology - 31.1%
	Communications Equipment - 2.6%
	QUALCOMM Inc.	54,663	3,262,288

	Computers & Peripherals - 9.9%
	Apple Inc. *	18,544	11,325,933
	EMC Corp. *	38,607	1,011,890

			12,337,823
	Electrical Equipment - 0.9%
	Sensata Technologies Holding N.V. *	38,225	1,097,440

	Internet Software & Services - 6.0%
	Baidu Inc., ADR *	4,835	582,714
	eBay Inc. *	28,241	1,251,076
	Google Inc., Class A *	9,010	5,703,060

			7,536,850
	IT Services - 3.3%
	Accenture PLC, Class A	40,512	2,442,873
	Visa Inc., Class A	13,540	1,747,608

			4,190,481
	Semiconductors & Semiconductor Equipment - 2.7%
	ASML Holding N.V.	11,555	664,413
	Cavium Inc. *	23,403	632,349
	Cree Inc. *	22,073	528,648
	Intel Corp.	62,740	1,612,418

			3,437,828
	Software - 5.7%
	MICROS Systems Inc. *	25,909	1,236,896
	Microsoft Corp.	153,590	4,526,297
	Nuance Communications Inc. *	35,407	720,533
	SAP AG, ADR	9,537	604,264

			7,087,990
	Materials - 2.9%
	Ecolab Inc.	14,968	979,656
	International Flavors & Fragrances Inc.	13,019	725,679
	Molycorp Inc. *	46,314	806,790
	Monsanto Co.	12,307	1,053,725

			3,565,850
	Telecommunication Service - 1.8%
	Verizon Communications Inc.	50,425	2,276,184

Total Common Stocks ( Cost $102,140,996 )			119,452,560
	INVESTMENT COMPANIES - 0.9%
	State Street Institutional U.S. Government Money Market Fund	1,079,125	1,079,125

Total Investment Companies ( Cost $1,079,125 )			1,079,125

TOTAL INVESTMENTS - 96.3% ( Cost $103,220,121 )			120,531,685
NET OTHER ASSETS AND LIABILITIES - 3.7%			4,688,766

TOTAL NET ASSETS - 100.0%			$125,220,451

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2012

Mid Cap Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 93.3%
	Consumer Discretionary - 22.3%
	Advance Auto Parts Inc.	48,585	$3,408,238
	Bed Bath & Beyond Inc. *	60,600	3,693,570
	CarMax Inc. *	131,934	3,671,723
	Discovery Communications Inc., Class C *	68,153	3,177,293
	Liberty Global Inc., Series C *	62,174	3,098,752
	Omnicom Group Inc.	86,003	4,315,630
	Tiffany & Co.	44,785	2,460,040
	TJX Cos. Inc.	106,627	4,721,444

			28,546,690
	Consumer Staples - 3.9%
	Brown-Forman Corp., Class B	21,963	2,054,858
	McCormick & Co. Inc.	48,543	2,955,298

			5,010,156
	Energy - 8.5%
	Ensco PLC, Class A	59,821	3,250,075
	EOG Resources Inc.	22,888	2,243,253
	Noble Corp. *	65,333	2,417,321
	World Fuel Services Corp.	72,599	2,939,533

			10,850,182
	Financials - 24.9%
	Arch Capital Group Ltd. *	84,382	3,274,022
	Brookfield Asset Management Inc., Class A	191,908	6,488,410
	Brown & Brown Inc.	107,072	2,702,497
	Glacier Bancorp Inc.	139,484	2,115,972
	Leucadia National Corp.	137,131	2,973,000
	M&T Bank Corp.	37,436	3,213,506
	Markel Corp. *	14,689	6,346,530
	WR Berkley Corp.	127,418	4,667,321

			31,781,258
	Health Care - 8.5%
	DENTSPLY International Inc.	81,279	2,953,679
	Laboratory Corp. of America Holdings *	50,817	4,273,201
	Techne Corp.	53,000	3,661,240

			10,888,120
	Industrials - 16.5%
	C.H. Robinson Worldwide Inc.	77,433	4,092,334
	Copart Inc. *	188,296	4,473,913
	IDEX Corp.	92,511	3,529,295
	Jacobs Engineering Group Inc. *	68,820	2,654,387
	Ritchie Bros Auctioneers Inc.	125,232	2,638,638
	Wabtec Corp.	46,070	3,647,823

			21,036,390
	Information Technology - 4.4%
	Amphenol Corp., Class A	40,637	2,392,707
	Western Union Co./The	182,098	3,173,968

			5,566,675
	Materials - 4.3%
	Ecolab Inc.	46,894	3,069,212
	Valspar Corp.	47,413	2,380,133

			5,449,345

Total Common Stocks ( Cost $101,068,445 )			119,128,816
	INVESTMENT COMPANIES - 6.9%
	State Street Institutional U.S. Government Money Market Fund	8,881,375	8,881,375

Total Investment Companies ( Cost $8,881,375 )			8,881,375

TOTAL INVESTMENTS - 100.2% ( Cost $109,949,820 )			128,010,191
NET OTHER ASSETS AND LIABILITIES - (0.2%)			(211,532)

TOTAL NET ASSETS - 100.0%			$127,798,659

*	Non-income producing.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2012

Small Cap Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 96.4%
	Consumer Discretionary - 14.5%
	Arbitron Inc.	10,300	$361,221
	Ascena Retail Group Inc. *	13,800	253,092
	Cato Corp./The, Class A	14,700	411,600
	CEC Entertainment Inc.	6,300	217,098
	Choice Hotels International Inc.	5,400	216,432
	Fred's Inc., Class A	17,700	251,340
	Helen of Troy Ltd. *	10,000	304,600
	Matthews International Corp., Class A	8,700	252,300
	Stage Stores Inc.	24,100	456,454

			2,724,137
	Consumer Staples - 1.9%
	Casey's General Stores Inc.	4,700	279,321
	Post Holdings Inc. *	3,000	88,800

			368,121
	Energy - 4.2%
	Bristow Group Inc.	4,000	183,080
	Georesources Inc. *	5,700	190,722
	Penn Virginia Corp.	10,100	67,670
	Scorpio Tankers Inc. *	19,800	118,998
	SEACOR Holdings Inc. *	2,690	228,515

			788,985
	Financials - 20.3%
	AMERISAFE Inc. *	8,000	199,720
	Ares Capital Corp.	19,600	325,948
	Assured Guaranty Ltd.	11,300	135,374
	Campus Crest Communities Inc., REIT	15,100	165,496
	DiamondRock Hospitality Co., REIT	18,684	176,751
	First Busey Corp.	33,430	155,784
	First Midwest Bancorp Inc.	23,200	262,160
	First Niagara Financial Group Inc.	22,880	173,430
	Flushing Financial Corp.	11,720	165,369
	Hancock Holding Co.	4,600	140,208
	International Bancshares Corp.	16,520	302,812
	Mack-Cali Realty Corp., REIT	5,300	141,987
	MB Financial Inc.	9,900	199,881
	Northwest Bancshares Inc.	26,400	307,560
	Platinum Underwriters Holdings Ltd.	6,500	247,130
	Primerica Inc.	11,200	306,544
	Webster Financial Corp.	15,500	318,060
	Westamerica Bancorporation	2,100	96,600

			3,820,814
	Health Care - 10.7%
	Amsurg Corp. *	10,900	321,986
	Charles River Laboratories International Inc. *	12,100	411,763
	Corvel Corp. *	3,700	170,718
	Haemonetics Corp. *	1,700	122,247
	ICON PLC, ADR *	20,100	485,013
	ICU Medical Inc. *	5,900	314,647
	STERIS Corp.	6,000	180,780

			2,007,154
	Industrials - 24.7%
	ACCO Brands Corp. *	35,900	304,073
	Acuity Brands Inc.	3,000	173,820
	Albany International Corp., Class A	15,800	282,820
	Atlas Air Worldwide Holdings Inc. *	3,100	140,616
	Belden Inc.	14,022	450,527
	Carlisle Cos. Inc.	12,700	641,223
	Cubic Corp.	2,100	101,577
	ESCO Technologies Inc.	8,700	313,287
	G&K Services Inc., Class A	8,800	277,288
	GATX Corp.	7,700	323,939
	Genesee & Wyoming Inc., Class A *	5,300	328,918
	Kirby Corp. *	6,000	316,620
	Matson Inc.	1,300	31,928
	Mueller Industries Inc.	9,700	413,511
	Standard Parking Corp. *	8,300	176,043
	Sterling Construction Co. Inc. *	4,200	41,706
	United Stationers Inc.	12,700	320,167

			4,638,063
	Information Technology - 7.8%
	Coherent Inc. *	3,300	161,139
	Diebold Inc.	8,100	262,035
	Forrester Research Inc.	1,900	54,226
	MAXIMUS Inc.	7,400	373,700
	MTS Systems Corp.	5,700	247,779
	Websense Inc. *	10,600	159,106
	Zebra Technologies Corp., Class A *	5,900	203,786

			1,461,771
	Materials - 7.5%
	Aptargroup Inc.	5,200	260,052
	Deltic Timber Corp.	4,100	253,421
	Greif Inc., Class A	2,800	121,128
	Innospec Inc. *	7,100	220,952
	Koppers Holdings Inc.	4,800	158,112
	Sensient Technologies Corp.	4,200	148,890
	Zep Inc.	16,900	257,894

			1,420,449
	Utilities - 4.8%
	Atmos Energy Corp.	6,500	233,025
	New Jersey Resources Corp.	2,150	98,685
	UNS Energy Corp.	5,500	223,850
	Westar Energy Inc.	6,100	186,416
	WGL Holdings Inc.	3,800	153,710

			895,686

Total Common Stocks ( Cost $12,615,521 )			18,125,180
	INVESTMENT COMPANIES - 3.9%
	State Street Institutional U.S. Government Money Market Fund	738,568	738,568

Total Investment Companies ( Cost $738,568 )			738,568

TOTAL INVESTMENTS - 100.3% ( Cost $13,354,089 )			18,863,748
NET OTHER ASSETS AND LIABILITIES - (0.3%)			(57,080)

TOTAL NET ASSETS - 100.0%			$18,806,668

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2012

International Stock Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 95.2%
	Australia - 6.6%
	James Hardie Industries SE	80,588	$708,855
	Orica Ltd.	22,060	577,021
	QBE Insurance Group Ltd.	27,588	407,051
	Telstra Corp. Ltd.	298,509	1,254,813

			2,947,740
	Belgium - 3.4%
	Anheuser-Busch InBev N.V.	19,528	1,541,828
	Brazil - 1.8%
	Banco do Brasil S.A.	36,459	387,862
	Cielo S.A.	14,521	423,328

			811,190
	Canada - 2.8%
	Potash Corp. of Saskatchewan Inc.	14,300	633,116
	Rogers Communications Inc.	16,200	635,012

			1,268,128
	Denmark - 1.1%
	AP Moeller - Maersk AS	72	499,511
	Finland - 1.2%
	Sampo OYJ	19,751	524,915
	France - 9.3%
	BNP Paribas	16,501	612,536
	Compagnie Generale de Geophysique - Veritas *	14,913	429,641
	Sanofi S.A.	16,502	1,349,611
	Technip S.A.	4,214	444,243
	Total S.A.	15,902	735,772
	Valeo S.A.	13,846	595,497

			4,167,300
	Germany - 8.4%
	Bayer AG	12,006	914,546
	Bayerische Motoren Werke AG	4,960	370,866
	Merck KGaA	8,007	806,666
	RWE AG	15,249	600,396
	SAP AG	11,246	717,591
	ThyssenKrupp AG	18,551	341,692

			3,751,757
	Indonesia - 1.1%
	Bank Mandiri Persero Tbk PT, ADR	56,900	491,616
	Ireland - 0.7%
	Ryanair Holdings PLC, ADR *	11,400	335,844
	Italy - 0.9%
	Atlantia SpA	28,923	380,779
	Japan - 14.3%
	Asics Corp.	35,490	418,839
	Canon Inc.	14,400	488,448
	Daito Trust Construction Co. Ltd.	8,350	806,944
	Don Quijote Co. Ltd.	20,100	673,559
	FANUC Corp.	2,300	359,463
	Komatsu Ltd.	24,700	555,809
	LIXIL Group Corp.	34,700	730,643
	Mitsubishi Corp.	22,000	440,986
	Softbank Corp.	14,700	565,421
	Sumitomo Mitsui Financial Group Inc.	28,300	901,253
	Yahoo! Japan Corp.	1,299	475,205

			6,416,570
	Mexico - 0.7%
	Genomma Lab Internacional S.A.B. de C.V., Class B *	152,800	308,737
	Netherlands - 1.5%
	ING Groep N.V. *	102,687	679,868
	New Zealand - 0.9%
	Telecom Corp. of New Zealand Ltd.	181,235	390,417
	Russia - 1.5%
	Sberbank of Russia	235,617	662,084
	South Korea - 2.9%
	Duksan Hi-Metal Co. Ltd. *	9,420	176,215
	Hyundai Mobis	2,206	584,364
	Samsung Electronics Co. Ltd., GDR	926	533,839

			1,294,418
	Spain - 2.8%
	Amadeus IT Holding S.A.	19,661	425,397
	Mediaset Espana Comunicacion S.A.	92,979	464,469
	Red Electrica Corp. S.A.	9,440	374,293

			1,264,159
	Sweden - 4.1%
	Assa Abloy AB	20,914	634,741
	Sandvik AB	45,842	638,693
	Swedbank AB	31,373	547,130

			1,820,564
	Switzerland - 3.6%
	Novartis AG	27,405	1,608,426
	Turkey - 1.5%
	KOC Holding AS	60,102	234,401
	Turkcell Iletisim Hizmetleri AS *	79,492	445,104

			679,505
	United Kingdom - 24.1%
	BG Group PLC	25,111	496,853
	BHP Billiton PLC	33,403	978,812
	British American Tobacco PLC	19,325	1,029,399
	British Sky Broadcasting Group PLC	54,102	604,370
	GlaxoSmithKline PLC	25,951	597,493
	Informa PLC	138,763	804,971
	Petrofac Ltd.	17,460	408,156
	Prudential PLC	69,516	831,599
	Rexam PLC	154,513	1,052,590
	Royal Dutch Shell PLC	38,099	1,298,010
	Standard Chartered PLC	33,929	779,049
	Unilever PLC	39,787	1,429,127
	WM Morrison Supermarkets PLC	116,679	507,279

			10,817,708

Total Common Stocks ( Cost $37,483,755 )			42,663,064
	INVESTMENT COMPANIES - 4.7%
	United States - 4.7%
	State Street Institutional U.S. Government Money Market Fund	2,111,753	2,111,753

Total Investment Companies ( Cost $2,111,753 )			2,111,753

TOTAL INVESTMENTS - 99.9% ( Cost $39,595,508 )			44,774,817
NET OTHER ASSETS AND LIABILITIES - 0.1%			43,629

TOTAL NET ASSETS - 100.0%			$44,818,446

*	Non-income producing.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

SECTOR ALLOCATIO N AS A PERCENTAGE OF NET ASSETS
Consumer Discretionary	10%
Consumer Staples	10%
Energy	9%
Financials	17%
Health Care	12%
Industrials	11%
Information Technology	7%
Materials	10%
Money Market Funds	5%
Telecommunication Services	7%
Utilities	2%
Net Other Assets and Liabilities	—%

100%

See accompanying Notes to Portfolios of Investments.

MEMBERS Mutual Funds | July 31, 2012

Notes to Portfolios of Investments (unaudited)

1. Portfolio Valuation: Securities and other investments are valued as follows: Equity securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price).  If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price.  Debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by MEMBERS Mutual Funds (the “Trust”).  In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.  Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time) on each day on which the New York Stock Exchange is open for business.  NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation.  Total net assets are determined by adding the current value of the portfolio securities, cash, receivables, and other assets and subtracting liabilities.  Because the assets of each Allocation Fund consist primarily of shares of underlying funds, the NAV of each fund is determined based on the NAV’s of the underlying funds.  Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day.  If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices.  Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies.  Exchange traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded, except for the Equity Income Fund where they are valued at the mean of the best bid and ask prices across all option exchanges.  Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded.  The Trust’s Pricing Committee (the “Committee’’) shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary.  Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.  Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was  converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time).

All other securities for which either quotations are not readily available, no other sales have occurred, or in the opinion of Madison Asset Management, LLC (the “Investment Adviser”), do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees.  When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or official closing prices.  Because the Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds (collectively, the “Allocation Funds”) primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair” value any of the investments of these funds.  However, an underlying fund may need to “fair” value one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the underlying fund’s NAV.

A fund’s investments (or underlying fund) will be valued at fair value, if in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time).  Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector.  In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.  The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Funds.

2.  Fair Value Measurements: Each fund has adopted the Financial Accounting Standards Board (“FASB”) guidance on fair value measurements.  Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique).  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•    Level 1 – unadjusted quoted prices in active markets for identical investments

•    Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bid, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended July 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.  The funds utilized the following fair value techniques; multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation.  As of July 31, 2012, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of July 31, 2012 in valuing the funds’ investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

Fund	Quoted Prices in Active Marketsfor Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 7/31/2012
Conservative Allocation	$59,840,635	$ -	$ -	$59,840,635
Moderate Allocation	126,172,542	-	-	126,172,542
Aggressive Allocation	44,544,879	-	-	44,544,879
Cash Reserves1	433,962	12,172,924	-	12,606,886
Bond
Asset Backed	-	2,257,560	-	2,257,560
Corporate Notes and Bonds	-	26,304,158	-	26,304,158
Mortgage Backed	-	17,238,787	-	17,238,787
U.S. Government and Agency Obligations	-	89,457,111	-	89,457,111
Investment Companies	2,994,401	-	-	2,994,401
	2,994,401	135,257,616	-	138,252,017
High Income
Corporate Notes and Bonds	-	91,403,466	-	91,403,466
Investment Companies	4,792,185	-	-	4,792,185
	4,792,185	91,403,466	-	96,195,651
Diversified Income
Common Stocks	53,926,420	-	-	53,926,420
Asset Backed	-	569,871	-	569,871
Corporate Notes and Bonds	-	14,128,278	-	14,128,278
Mortgage Backed	-	8,065,850	-	8,065,850
U.S. Government and Agency Obligations	-	17,155,789	-	17,155,789
Investment Companies	7,412,867	-	-	7,412,867
	61,339,287	39,919,788	-	101,259,075
Equity Income
Assets:
Common Stocks	79,517,725	-	-	79,517,725
U.S. Government & Agency Obligations	-	5,098,474	-	5,098,474
Repurchase Agreement	-	8,175,889	-	8,175,889
Investment Companies	2,065,650	-	-	2,065,650
	81,583,375	13,274,363	-	94,857,738
Liabilities:
Options Written	2,784,820	-	-	2,784,820
Large Cap Value
Common Stocks	139,439,188	-	-	139,439,188
Investment Companies	5,139,838	-	-	5,139,838
	144,579,026	-	-	144,579,026
Large Cap Growth
Common Stocks	119,452,560	-	-	119,452,560
Investment Companies	1,079,125	-	-	1,079,125
	120,531,685	-	-	120,531,685
Mid Cap
Common Stocks	119,128,816	-	-	119,128,816
Investment Companies	8,881,375	-	-	8,881,375
	128,010,191	-	-	128,010,191
Small Cap
Common Stocks	18,125,180	-	-	18,125,180
Investment Companies	738,568	-	-	738,568
	18,863,748	-	-	18,863,748
International Stock
Common Stocks
Australia	-	2,947,740	-	2,947,740
Belgium	-	1,541,828	-	1,541,828
Brazil	-	811,190	-	811,190
Canada	-	1,268,128	-	1,268,128
Denmark	-	499,511	-	499,511
Finland	-	524,915	-	524,915
France	-	4,167,300	-	4,167,300
Germany	-	3,751,757	-	3,751,757
Indonesia	491,616	-	-	491,616
Ireland	335,844	-	-	335,844
Italy	-	380,779	-	380,779
Japan	-	6,416,570	-	6,416,570
Mexico	308,737	-	-	308,737
Netherlands	-	679,868	-	679,868
New Zealand	-	390,417	-	390,417
Russia	-	662,084	-	662,084
South Korea	-	1,294,418	-	1,294,418
Spain	-	1,264,159	-	1,264,159
Sweden	-	1,820,564	-	1,820,564
Switzerland	-	1,608,426	-	1,608,426
Turkey	-	679,505	-	679,505
United Kingdom	-	10,817,708	-	10,817,708
Investment Companies	2,111,753	-	-	2,111,753
	3,247,950	41,526,867	-	44,774,817

1 At July 31, 2012 all Level 2 securities held are short-term investments.

In May 2011, FASB issued ASU 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  The funds have adopted the disclosures required by this update.

In December 2011, the International Accounting Standards Board (IASB) and the FASB issued ASU 2011-11 “Disclosures about Offsetting Assets And Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. The Investment Adviser  is currently evaluating the implications of ASU 2011-11 and its impact on financial statements disclosures.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge fund items affect a fund’s financial position, results of operations and cash flows.

Only the Equity Income Fund holds derivatives.  The following table presents the types of derivatives in the Equity Income Fund and their effect:

	Asset Derivatives	Liability Derivativess
Derivatives not accounted for as hedging instruments	Fair Value	Derivatives not accounted for as hedging instruments	Fair Value
Equity Contracts	$–	Options Written	$2,784,820

3. Illiquid Securities: Each fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 5% of net assets. At July 31, 2012, investments in securities of the Bond, High Income and Diversified Income Funds include issues that are illiquid. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.  Information concerning the illiquid securities held at July 31, 2012, which includes cost and acquisition date, is as follows:

MEMBERS Mutual Funds | July 31, 2012

Notes to Portfolios of Investments (unaudited)

Security:	Acquisition Date	Acquisition Cost

Bond Fund
American Association of Retired Persons	5/16/02	$786,452
ERAC USA Finance LLC	12/16/04	622,793
WM Wrigley Jr. Co.	6/21/10	1,239,691

		$2,648,936

High Income Fund
Ferro Corp.	8/05/10	$500,000

		$500,000

Diversified Income Fund
American Association of Retired Persons	5/16/02	$786,452
ERAC USA Finance LLC	12/16/04	352,013
WM Wrigley Jr. Co.	6/21/10	279,930

		$1,418,395

4. Concentration of Risk: Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund enters into these contracts primarily to protect the fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized ratings agencies (so-called “junk bonds’’). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

The Equity Income Fund invests in options on securities. As the writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Allocation Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the “underlying funds’’), including ETFs. Thus, each fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the underlying funds in direct proportion to the allocation of their respective assets among the underlying funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class under-performs their peer. Asset allocation risk is the risk that the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to under-perform other funds with a similar investment objective.

While investments in stocks and bonds have been keystones in wealth building and management for a hundred years, at times these investments have produced surprises for even the savviest investors. Those who enjoyed growth and income of their investments were rewarded for the risks they took by investing in the markets. When calamity strikes, the word “security” itself seems a misnomer. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investments in securities. Unforeseen events have the potential to upset the best laid plans of man, and could, under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

MEMBERS Mutual Funds | July 31, 2012

Item 2. Controls Procedures.

(a)
The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

MEMBERS Mutual Funds | July 31, 2012

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEMBERS Mutual Funds

By: (signature)

W. Richard Mason, Chief Compliance Officer

Date: September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and he Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer and President

Date: September 24, 2012

By: (signature)

Greg Hoppe, Principal Financial Officer and Treasurer

Date: September 24, 2012